Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Operating lease income	$ 2,408	$ 5,690
Variable lease income	827	0
Total operating lease income	$ 3,235	$ 5,690